Other Current Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
6.	Other Current Assets

As of December 31, 2019 and June 30, 2019, other current assets consisted of the following:

	For the periods ended
	December 31, 2019	June 30, 2019
Prepaid Deposit	$2,314,498	$2,145,000
Prepaid Inventory	44,308	172,045
Employees Advance	—	16,052
Prepaid Expenses	97,768	358,702
Other	2,118	28,075
Total:	$2,458,692	$2,719,875

Our 2,314,498 in prepaid deposit as of December 31, 2019 was mainly related to the following investments to other companies:

a.	$1,175,000 related to investment in Sky Unlimited;

b.	$196,000 related to investment in Hempistry Inc.;

c.	$870,000 paid for BZRTH acquisition.

6. Other Current Assets

As of June 30, 2019 and 2018, other current assets consisted of the following:

	For the years ended June 30,
	2019	2018
Prepaid Deposit	$2,145,000	$355,500
Prepaid Inventory	172,045	92,737
Employees Advance	16,052	41,303
Prepaid Expenses	358,702	246,260
Others	28,075	20,765
Total	$2,719,875	$756,565